STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENT OF COMPREHENSIVE INCOME
NET (LOSS) INCOME FOR THE YEAR	R$ (663,678)	R$ 155,467	R$ 548,379
Other comprehensive income to be reclassified to income statement in subsequent periods:
Conversion of financial statements of controlled companies abroad	3,360,831	244,100	483,212
Unrealized losses on the revaluation of balances between companies	350,950
Exchange rate effect on the conversion from hyperinflationary economy	32,160	17,666	(19,074)
Earnings from cash flow hedge operations	178,006	107,337	(45,202)
Tax effects on losses from cash flow hedge operations	(61,658)	(36,768)	15,384
Equity in earnings from cash flow hedge operation
Equity in tax effects on earnings from cash flow hedge operations
Other comprehensive income not reclassified to income statement in subsequent periods:
Actuarial gain (loss)	(104,650)	(14,374)	(7,030)
Tax effects on actuarial gain (loss)	23,694	4,887	11,532
Equity on actuarial gain (loss)
Equity on tax effects on actuarial gain (loss)
Comprehensive income for the year, net of tax effects	3,115,655	478,315	987,201
ATTRIBUTABLE TO
The Company´s shareholders	3,120,429	478,315	987,201
Noncontrolling shareholders	(4,774)
Comprehensive income for the year, net of tax effects	R$ 3,115,655	R$ 478,315	R$ 987,201